Equity - (Details)								1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 12, 2018 USD ($) $ / shares shares	Jun. 11, 2018 $ / shares shares	May 09, 2018 $ / shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 EUR (€) shares	Aug. 31, 2017 $ / shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares									218,982,298		158,166,534
Issue of ordinary shares related to business combinations									$ 553,424,000
Dividend payables (in dollars per share) | $ / shares			$ 0.12					$ 0.06
Dividends paid, ordinary shares									$ 9,500,000
Options outstanding (in shares) | shares									350,000
Expense from share-based payment transactions with employees									$ 37,000	$ 161,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares									220,024,713		159,208,949
Issue of ordinary shares related to business combinations									$ 66,102,000
Share premium
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations									$ 487,322,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares									1,042,415		1,042,415
Long term incentive plan 2015
Disclosure of classes of share capital [line items]
Number of options granted (in shares) | shares							236,590
Exercise price, share options granted (in dollars per share) | €							€ 10.0475
Expense from share-based payment transactions with employees									$ 37,000
Long term incentive plan 2015 | Stock Option
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries													40.00%
Vesting period													3 years
Share based payment award expiration period							13 years
Long term incentive plan 2015 | Restricted stock units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries													60.00%
Equity instruments granted (in shares) | shares							65,433
Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares						54,616			36,411
Expense from share-based payment transactions with employees									$ (100,000)
Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares					66,449
Expense from share-based payment transactions with employees									200,000
Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares				154,432
Expense from share-based payment transactions with employees									$ 300,000
Senior Secured Loans
Disclosure of classes of share capital [line items]
Notional amount														$ 220,000,000.0	$ 220,000,000.0
Tranche 1 | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries												33.33%
Tranche 1 | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries											33.33%
Tranche 1 | Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries									33.33%
Tranche 2 | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries												33.33%
Tranche 2 | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries											33.33%
Tranche 2 | Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries									33.33%
Tranche 3 | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries												33.33%
Tranche 3 | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries											33.33%
Tranche 3 | Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries									33.33%
Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Issued Euronav shares (in shares) | shares	60,815,764	60,900,000
Share price (in dollars per share) | $ / shares	$ 9.10	$ 9.1
Gener8 Maritime, Inc. | Share capital
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations	$ 66,100,000
Gener8 Maritime, Inc. | Share premium
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations	487,300,000
Interest rate swaps | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Notional amount	$ 668,000,000
Derivative instrument remaining term	2 years
Financial instruments fair value									$ 11,000,000
Financial assets at fair value through other comprehensive income									201,000
Joint ventures | Interest rate swaps
Disclosure of classes of share capital [line items]
Derivative notional amount									$ 208,800,000.0
Percent ownership in derivative									50.00%
Derivative instrument remaining term									4 years
Financial instruments fair value									$ 320,774